Financial Instruments and Fair Value Measurements - Schedule of Reconciliation of Financial Assets Measured at Fair Value on a Recurring Basis Using Level 3 Inputs (Details) - Level 3 [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance Receivables of Consolidated CFEs [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Beginning Balance	$ 316,998	$ 77,904
Reclassification of finance receivables held for sale to finance receivables at fair value, net		248,081
Transfer within Level 3 categories	52,279	23,338
Consolidation of VIEs		180,706
Transfers into Level 3
Losses included in realized and unrealized losses	(55,166)	(80,677)
Losses included in Warranties and GAP	(2,571)	(4,296)
Issuances, net of discount
Paydowns	(109,136)	(151,032)
Other	12,016	22,974
Fair Value, Ending Balance	214,420	316,998
Finance Receivables at Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Beginning Balance	31,672	75,270
Reclassification of finance receivables held for sale to finance receivables at fair value, net
Transfer within Level 3 categories	(52,279)	(23,338)
Consolidation of VIEs
Transfers into Level 3
Losses included in realized and unrealized losses	(21,513)	(1,398)
Losses included in Warranties and GAP	(1,931)	(78)
Issuances, net of discount	404,089	3,392
Paydowns	(68,163)	(23,716)
Other	(2,447)	1,540
Fair Value, Ending Balance	289,428	31,672
Securitization Debt of Consolidated CFEs [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Beginning Balance
Transfer within Level 3 categories
Transfers into Level 3	20,864
Losses included in realized and unrealized losses	(3,942)
Losses included in Warranties and GAP
Issuances, net of discount
Paydowns
Other
Fair Value, Ending Balance	$ 16,922